Financial Instruments - Maturity Analysis of Derivative Financial Liabilities (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 110,040
Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	94,787
Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	9,535
Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	4,974
Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	744
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	91,740
Less than 1 year [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	80,276
Less than 1 year [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	5,746
Less than 1 year [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	4,974
Less than 1 year [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	744
1 year - 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	18,300
1 year - 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	14,511
1 year - 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,789
1 year - 5 years [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
1 year - 5 years [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 0